STATEMENT OF COMPLIANCE (Details) - Narrative - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Significant accounting policies [Line Items]
Issued in terms of the corporate restructuring at a nominal value of $1 (in shares)		419,685,792	0		0
Par value per share (in cents per share)		$ 1.00
Applicable tax rate		25.00%	28.00%		28.00%
Profit (loss)		$ 222	$ (251)	[1],[2],[3]	$ (638)	[1],[2],[3]
Emissions reduction		30.00%
Foreign exchange and fair value adjustments		$ 154	125	[1],[3]	46	[1],[3]
Share of associates and joint ventures’ profit		(207)	(161)	[1],[3]	(245)	[1],[3]
Profit on disposal of joint ventures		14	6	[1],[3]	0	[1],[3]
Net impairment, derecognition of assets and profit (loss) on disposal		221	315	[1],[3]	(11)	[1],[3]
Cost of sales		3,541	3,366	[1],[3]	2,859	[1],[3]
Environmental rehabilitation and other provisions		(636)	(596)	[4]	(700)	[4]
Environmental rehabilitation and other provisions		80	81	[4]	76	[4]
Current lease liabilities		(73)	(71)	[4]	(61)	[4]
Lease liabilities - non-current portion (note 13)		98	115	[4]	124	[4]
Trade and other payables	[5]	772	667	[4]	600	[4]
Receipts from customers			4,517		4,054
Payments to suppliers and employees			3,273		2,701
Non-financial liabilities			145		150
Kibali
Significant accounting policies [Line Items]
Profit (loss)		$ (393)	(332)		(494)
Increase (decrease) due to corrections of prior period errors
Significant accounting policies [Line Items]
Profit (loss)			16		8
Foreign exchange and fair value adjustments			(3)		3
Share of associates and joint ventures’ profit			5		4
Net impairment, derecognition of assets and profit (loss) on disposal			11
Cost of sales			4		2
Environmental rehabilitation and other provisions			38		29
Environmental rehabilitation and other provisions			81		76
Current lease liabilities			13
Lease liabilities - non-current portion (note 13)			13
Trade and other payables			(43)		(47)
Increase (decrease) due to corrections of prior period errors | Rand Refinery
Significant accounting policies [Line Items]
Profit on disposal of joint ventures			(2)		2
Increase (decrease) due to corrections of prior period errors | Kibali
Significant accounting policies [Line Items]
Share of associates and joint ventures’ profit			3		6
Increase (decrease) due to corrections of prior period errors 2
Significant accounting policies [Line Items]
Environmental rehabilitation and other provisions			38		29
Increase (decrease) due to corrections of prior period errors 1
Significant accounting policies [Line Items]
Environmental rehabilitation and other provisions			43		47
Obuasi | Increase (decrease) due to corrections of prior period errors
Significant accounting policies [Line Items]
Profit (loss)			49
Foreign exchange and fair value adjustments			0
Share of associates and joint ventures’ profit			0
Net impairment, derecognition of assets and profit (loss) on disposal			0
Cost of sales			0
Environmental rehabilitation and other provisions			0
Environmental rehabilitation and other provisions			0
Current lease liabilities			0
Lease liabilities - non-current portion (note 13)			0
Trade and other payables			0
Geita | Increase (decrease) due to corrections of prior period errors
Significant accounting policies [Line Items]
Foreign exchange and fair value adjustments			(2)		2
Serra Grande | Increase (decrease) due to corrections of prior period errors
Significant accounting policies [Line Items]
Net impairment, derecognition of assets and profit (loss) on disposal			9
Siguiri | Increase (decrease) due to corrections of prior period errors
Significant accounting policies [Line Items]
Cost of sales			$ 4		$ 2

[1]	The operating profit sub-total which was previously included in the presentation of the income statement has been removed
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[3]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.3.2.

[4]	Comparative periods have been retrospectively restated, where indicated, due to the corporate restructuring and due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to notes 1.3.1 and 1.3.2.

[5]	Short-term provisions, which were previously reported as part of trade and other payables and other provisions, are now reported as part of environmental rehabilitation and other provisions on the statement of financial position. Refer to note 1.3.2.